Income Taxes - Reconciliation of the Provision for Income Taxes - Immaterial Error (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provision calculated at federal statutory income tax rate:
Deferred income tax provision	$ (27,767)	$ (2,894)	$ 26,165